Income taxes (Table)	6 Months Ended
Jun. 30, 2022
Income taxes [abstract]
Significant components of income tax expense [Table Text Block]
Quarters First half
Q2 2022 Q1 2022 Q2 2021 (in USD million) 2022 2021
19,756 17,223 4,905 Income/(loss) before tax 36,979 9,417
(12,995) (12,509) (2,962) Income tax (25,503) (5,620)
65.8% 72.6% 60.4 % Effective tax rate 69% 59.7%